Offerings	Jul. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The table lists each class of securities being registered and the aggregate proceeds to be raised in the offering and does not specify by each class information as to the amount to be registered or the proposed maximum offering price per security. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to the registration statement of which this Exhibit 107 is a part, exceed $200,000,000, inclusive of any exercise price thereof.Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The table lists each class of securities being registered and the aggregate proceeds to be raised in the offering and does not specify by each class information as to the amount to be registered or the proposed maximum offering price per security. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to the registration statement of which this Exhibit 107 is a part, exceed $200,000,000, inclusive of any exercise price thereof.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The table lists each class of securities being registered and the aggregate proceeds to be raised in the offering and does not specify by each class information as to the amount to be registered or the proposed maximum offering price per security. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to the registration statement of which this Exhibit 107 is a part, exceed $200,000,000, inclusive of any exercise price thereof.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The table lists each class of securities being registered and the aggregate proceeds to be raised in the offering and does not specify by each class information as to the amount to be registered or the proposed maximum offering price per security. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to the registration statement of which this Exhibit 107 is a part, exceed $200,000,000, inclusive of any exercise price thereof.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The table lists each class of securities being registered and the aggregate proceeds to be raised in the offering and does not specify by each class information as to the amount to be registered or the proposed maximum offering price per security. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to the registration statement of which this Exhibit 107 is a part, exceed $200,000,000, inclusive of any exercise price thereof.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal Shelf)
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620
Offering Note	The table lists each class of securities being registered and the aggregate proceeds to be raised in the offering and does not specify by each class information as to the amount to be registered or the proposed maximum offering price per security. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to the registration statement of which this Exhibit 107 is a part, exceed $200,000,000, inclusive of any exercise price thereof.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.